Changes in Accounting Policies - Disclosure of Detailed Information About Impact of Adoption of IFRS 16 (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Feb. 02, 2019	Jan. 31, 2019
Changes In Accounting Policies
Right-of-use assets	$ 23,809	$ 26,158
Lease contribution provision		1,102
Lease liabilities	$ (25,831)	(27,899)
Net reduction in retained earnings		$ 639